S000010352 [Member] Investment Objectives and Goals - AB New York Portfolio	May 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	AB New York Portfolio
Objective [Heading]	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]
The investment objective of the Portfolio is to earn the highest level of current income exempt from both federal income tax and New York State and City income tax that is available without assuming what the Adviser considers to be undue risk to principal or income.